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OMB Number 3235-0578
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10301
                                    ---------

                              Ashport Mutual Funds
                              --------------------
               (Exact name of registrant as specified in charter)
                         800 Brickell Avenue, Suite 103
                              Miami, Florida 33131
                              --------------------
                    (Address of principal executive offices)

                                 Jeffrey Cimbal
                             StateTrust Capital, LLC
                         800 Bricknell Avenue, Suite 103
                              Miami, Florida 33131
                              --------------------
                     (Name and address of agent for service)
Registrant's telephone number, including area code: 1-305-921-8100
                                                    --------------

Date of fiscal year end: November 30
                         -----------

Date of reporting period: February 29, 2008
                          -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments

Ashport Large Cap Fund
Schedule of Investments
February 29, 2008

                                                                                            Percentage
                                                                                              of Net
Common Stocks - 93.64%                                  Shares            Value               Assets
                                                    -------------     -------------        -------------
Capital Goods

3M CO COM                                                     505            39,592                3.44%

BOEING CO COM                                                 416            34,441                2.99%

CATERPILLAR INC                                               525            37,973                3.30%

DANAHER CORP                                                  451            33,442                2.91%

GENERAL ELECTRIC CO COM                                     1,116            36,984                3.21%

PRECISION CASTPARTS CORP                                      317            34,994                3.04%

UNITED TECHNOLOGIES CORP DEL COM                              497            35,043                3.05%
                                                                      -------------        -------------

                                                                            252,469               21.95%
                                                                      -------------        -------------
Communication Services

GARMIN LTD COM                                                343            20,138                1.75%
                                                                      -------------        -------------

                                                                             20,138                1.75%
                                                                      -------------        -------------
Consumer-Cyclical

WAL MART STORES INC                                           939            46,565                4.05%

WALT DISNEY COMPANY HOLDING CO                              1,719            55,713                4.84%
                                                                      -------------        -------------

                                                                            102,278                8.89%
                                                                      -------------        -------------
Consumer Staples

STARBUCKS CORP COM (a)                                      1,878            33,766                2.94%

WALGREEN CO                                                 1,311            47,865                4.16%
                                                                      -------------        -------------

                                                                             81,631                7.10%
                                                                      -------------        -------------
Energy

SCHLUMBERGER LTD COM                                          461            39,853                3.46%
                                                                      -------------        -------------

                                                                             39,853                3.46%
                                                                      -------------        -------------
Financials

CITIGROUP INC COM                                           1,063            25,204                2.19%

JP MORGAN CHASE & CO COM                                      823            33,455                2.91%

LEHMAN BROTHERS HOLDINGS INC COMMON                           665            33,908                2.95%

MERRILL LYNCH & CO INC                                        576            28,547                2.48%

MORGAN STANLEY COM                                            682            28,726                2.50%
                                                                      -------------        -------------

                                                                            149,839               13.03%
                                                                      -------------        -------------
Health Care

ALCON INC COM (a)                                             313            45,300                3.94%

GILEAD SCIENCES INC (a)                                     1,187            56,169                4.88%

PFIZER INC COM                                              1,214            27,048                2.35%

ST JUDE MEDICAL INC COM (a)                                   735            31,590                2.75%

WYETH                                                       1,205            52,562                4.57%
                                                                      -------------        -------------

                                                                            212,670               18.49%
                                                                      -------------        -------------
Technology

APPLE INC COM (a)                                             154            19,253                1.67%

APPLIED MATERIALS INC                                       2,064            39,567                3.44%

CISCO SYSTEMS INC (a)                                       1,506            36,731                3.19%

INTUIT INCORPORATED COM (a)                                 1,001            26,587                2.31%

NETWORK APPLIANCE CORP (a)                                    966            20,885                1.82%

ORACLE CORP COM (a)                                         2,401            45,139                3.92%

QUALCOMM INC                                                  709            30,055                2.61%
                                                                      -------------        -------------

                                                                            218,216               18.97%
                                                                      -------------        -------------

                                                                      -------------        -------------

TOTAL COMMON STOCKS (Cost $1,156,646)                                     1,077,094               93.64%
                                                                      -------------        -------------

Cash Investments - 6.45%

Tri-Party Repo Cash - Investment Dollars, 2.62% (b)        74,229            74,229                6.45%
                                                                      -------------        -------------


TOTAL CASH INVESTMENTS (Cost $74,229)                                        74,229                6.45%
                                                                      -------------        -------------


TOTAL INVESTMENTS (Cost $1,230,875) - 100.08%                         $   1,151,322              100.08%
                                                                      =============        =============


Liabilities in excess of other assets - -0.08%                                 (907)              -0.08%
                                                                      -------------        -------------

TOTAL NET ASSETS - 100.00%                                            $   1,150,415              100.00%
                                                                      =============        =============

(a)   Non-income producing.

(b) Variable rate yield; the coupon rate shown represents the rate at February 29, 2008.

Ashport Small/Mid Cap Fund
Schedule of Investments
February 29, 2008

                                                                                            Percentage
                                                                                              of Net
Common Stocks - 90.99%                                  Shares            Value               Assets
                                                    -------------     -------------        -------------
Basic Materials

CLEVELAND CLIFFS INC                                          162            19,353                1.98%

FASTENAL CO                                                   472            19,192                1.96%
                                                                      -------------         ------------

                                                                             38,544                3.94%
                                                                      -------------         ------------
Capital Goods

C H ROBINSON WORLDWIDE INC COM NEW                            377            19,140                1.96%

CUMMINS ENGINE INC                                            284            14,308                1.46%

ITT CORP NEW COM                                              459            25,814                2.64%

JACOBS ENGINEERING GROUP INC (a)                              245            19,671                2.01%

JOY GLOBAL INC COM                                            301            19,977                2.04%
                                                                      -------------         ------------

                                                                             98,911               10.12%
                                                                      -------------         ------------
Communication Services

COMTECH TELECOMMUNICATIONS CORP NEW (a)                       689            29,889                3.06%

HARRIS CORP DEL                                               561            27,394                2.80%

ROCKWELL COLLINS INC COM                                      437            25,739                2.63%
                                                                      -------------         ------------

                                                                             83,022                8.49%
                                                                      -------------         ------------
Consumer-Cyclical

COPART INC (a)                                                493            20,538                2.10%

GREIF INC CL A COM STK                                        625            40,869                4.18%

GUESS INC COM                                                 472            19,413                1.98%
                                                                      -------------         ------------

                                                                             80,820                8.26%
                                                                      -------------         ------------
Energy

CABOT OIL AND GAS CORP COM                                    406            20,199                2.07%

CORE LABORATORIES NV (a) (b)                                  228            27,725                2.83%

QUESTAR CORP COM                                              607            33,537                3.43%
                                                                      -------------         ------------

                                                                             81,460                8.33%
                                                                      -------------         ------------
Health Care

AMPHENOL CORP NEW CL A                                        904            33,421                3.42%

CHATTEM INC FRMLY CHATTEM DRUG & CHEM CO 1 (a)                515            40,119                4.10%

COVANCE INC (a)                                               232            19,583                2.00%

HUMANA INC (a)                                                333            22,754                2.33%

IDEXX LABS INC COM (a)                                        364            20,191                2.06%
                                                                      -------------         ------------

                                                                            136,067               13.91%
                                                                      -------------         ------------
Industrial Services

REPUBLIC AWYS HOLDINGS (a)                                  1,005            19,648                2.01%
                                                                      -------------         ------------

                                                                             19,648                2.01%
                                                                      -------------         ------------
Industrial Goods

AMETEK INC NEW COM                                            452            19,251                1.97%

COOPER INDS LTD CL A ISIN#BMG241821005                        677            28,387                2.90%

LINCOLN ELECTRIC HOLDINGS INC COM                             291            19,538                2.00%

MUELLER INDUSTRIES INC                                        669            19,220                1.97%

WOODWARD GOVERNOR CO                                          972            27,770                2.84%
                                                                      -------------         ------------

                                                                            114,165               11.67%
                                                                      -------------         ------------
Technology

ALLIANT TECHSYSTEMS INC (a)                                   189            19,834                2.03%

AMDOCS LTD SHS (a)                                            578            17,918                1.83%

AUTODESK INC COM                                              919            28,572                2.92%

BRADY CORPORATION CL A                                        889            27,186                2.78%

FLIR SYSTEMS INC (a)                                          669            19,040                1.95%

KINETIC CONCEPTS INC COM NEW (a)                              575            29,549                3.02%

MICRO SYS INC (a)                                             602            19,288                1.97%

NAVTEQ CORP COM (a)                                           269            20,162                2.06%

NETWORK APPLIANCE CORP (a)                                    858            18,550                1.90%

WESTERN DIGITAL CORP DELAWARE (a)                           1,207            37,260                3.81%
                                                                      -------------         ------------

                                                                            237,358               24.27%
                                                                      -------------         ------------

                                                                      -------------         ------------

TOTAL COMMON STOCKS (Cost $793,602)                                         889,995               90.99%
                                                                      -------------         ------------

Cash Investments - 10.16%

Tri-Party Repo Cash - Investment Dollars, 2.62% (c)        99,333            99,333               10.16%
                                                                      -------------         ------------

TOTAL CASH INVESTMENTS (Cost $99,333)                                        99,333               10.16%
                                                                      -------------         ------------


TOTAL INVESTMENTS (Cost $892,935) - 101.14%                           $     989,328              101.14%
                                                                      =============         ============

Liabilities in excess of other assets- -1.14%                               (11,199)              -1.14%
                                                                      -------------         ------------

TOTAL NET ASSETS - 100.00%                                            $     978,130              100.00%
                                                                      =============         ============

(a)   Non-income producing.

(b)   American Depository Receipt

(c) Variable rate yield; the coupon rate shown represents the rate at November 30, 2007.

Ashport Global Fixed Income Fund
Schedule of Investments
February 29, 2008

                                                                                            Percentage
                                                       Principal                              of Net
                                                        Amount           Value                Assets
                                                    -------------     -------------        -------------
Corporate Bonds - 23.27%


AT&T Corp 7.3% Due 11/15/11                                 9,000     $       9,980                2.07%

Citigroup Inc. 5.0% Due 09/15/14                           20,000            19,377                4.02%

General Motors 7.25% Due 03/02/11                          20,000            16,880                3.50%

GMAC Smartnote 7.000% Due 10/15/11                          7,000             6,042                1.25%

Hertz Corp 6.25% Due 03/15/09                              20,000            19,600                4.06%

ITT CORP 7.375% Due 11/15/15                               20,000            20,521                4.25%

Wachovia Bank FLTG Rate 5.69125% Due 12/02/10              20,000            19,846                4.11%
                                                                      -------------        -------------


TOTAL CORPORATE BONDS (Cost $117,944)                                       112,246               23.27%
                                                                      -------------        -------------

Foreign Bonds - 51.45%

Brazil Federal Republic 9.25% Due 10/22/10                 20,000            22,730                4.71%

Colombia 10.0% Due 01/23/12                                20,000            23,500                4.87%

Costa Rica Republic 8.11% Due 02/01/12                     20,000            21,994                4.56%

Dominican Republic 9.04% Due 01/23/13                      20,000            22,000                4.56%

El Salvador Republic 8.5% Due 07/25/11                     20,000            21,850                4.53%

European Bank 6.25% Due 05/09/18                           25,000            24,968                5.18%

Fed. Brazil 10.0% Due 08/07/11                             20,000            23,450                4.86%

Panama Republic 9.625% Due 02/08/11                        12,000            13,560                2.81%

Peru Republic 9.125% Due 02/21/12                          20,000            23,100                4.79%

Petrobras 9.125% Due 07/02/13                              20,000            23,876                4.95%

Republic of Ecuador 12.0% 11/15/12                          8,160             8,303                1.72%

Republic of Venezuela 5.375% Due 08/07/10                  20,000            18,926                3.92%
                                                                      -------------        -------------


TOTAL FOREIGN BONDS (Cost $228,591)                                         248,256               51.45%
                                                                      -------------        -------------

Preferred Stocks - 6.68%

CITIGROUP CAP VII                                             620            14,868                3.08%

CORTS TR FORD DEBS CORPORATE BKD TR SECS 7                  1,100            17,380                3.60%
                                                                      -------------        -------------


TOTAL PREFERRED STOCKS (Cost $34,277)                                        32,248                6.68%
                                                                      -------------        -------------

Cash Investments - 17.61%

Tri-Party Repo Cash - Investment Dollars, 2.62% (a)        84,965            84,965               17.61%
                                                                      -------------        -------------


TOTAL  CASH INVESTMENTS (Cost $84,965)                                       84,965               17.61%
                                                                      -------------        -------------


TOTAL INVESTMENTS (Cost $465,777) - 99.02%                            $     477,715               99.02%
                                                                      =============        =============


Other assets in excess of liabilities - 0.98%                                 4,722                0.98%
                                                                      -------------        -------------


TOTAL NET ASSETS - 100.00%                                            $     482,437              100.00%
                                                                      =============        =============

(a) Variable rate yield; the coupon rate shown represents the rate at February 29, 2008.

Item 2. Controls and Procedures

The management of the Fund is responsible for establishing and maintaining internal controls. In fulfilling this responsibility, judgments by management are required to assess the expected benefits and related costs of controls. These controls include the safeguarding of assets against unauthorized acquisition, use or disposition.

Because of inherent limitations in internal control, errors may occur and not be detected. However, the management has noted no matters involving internal control and its operations, including controls for safeguarding securities, which we consider to be material weakness as of February 29, 2008.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Item 4. New Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must met a "more likely than not" standard - i.e., based on its technical merits, a position must have a more than 50% likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. As such, any necessary adjustments pursuant to the Interpretation will be reflected on the Semi-Annual report for the period ending December 31, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that more likely than not will be sustained. At this time, Management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

In February 2007, the FASB issued FASB Statement No. 159, "Fair Value Option for Financial Assets and Financial Liabilities including an amendment of FASB Statement No. 115" ("SFAS No. 159"), which permits entities to choose to measure many financial instruments and certain other items at fair value. This Statement is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Management is currently evaluating the potential impact the adoption of SFAS No. 159 will have on the Funds' financial statements.


The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
      o     Level 1 - quoted prices in active markets for identical investments
      o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended February 29, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of February 29, 2008 in valuing the Ashport Large Cap Fund's investments carried at value:

-------------------------------------------------------------------------------------------------------------
            Valuation Inputs                Investment in Securities        Other Financial Instruments*
-------------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                            $1,230,875                            $-
-------------------------------------------------------------------------------------------------------------
Level 2 - Other  Significant  Observable                -                                 -
Inputs
-------------------------------------------------------------------------------------------------------------
Level  3  -   Significant   Unobservable                -                                 -
Inputs
-------------------------------------------------------------------------------------------------------------
Total                                              $1,230,875                            $-
-------------------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The following is a summary of the inputs used as of February 29, 2008 in valuing the Ashport Small/Mid Cap Fund's investments carried at value:

-------------------------------------------------------------------------------------------------------------
            Valuation Inputs                Investment in Securities        Other Financial Instruments*
-------------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                             $989,328                             $-
-------------------------------------------------------------------------------------------------------------
Level 2 - Other  Significant  Observable                -                                 -
Inputs
-------------------------------------------------------------------------------------------------------------
Level  3  -   Significant   Unobservable                -                                 -
Inputs
-------------------------------------------------------------------------------------------------------------
Total                                               $989,328                             $-
-------------------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

The following is a summary of the inputs used as of February 29, 2008 in valuing the Ashport Global Fixed Income Fund's investments carried at value:

-------------------------------------------------------------------------------------------------------------
            Valuation Inputs                Investment in Securities        Other Financial Instruments*
-------------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                             $117,212                             $-
-------------------------------------------------------------------------------------------------------------
Level 2 - Other  Significant  Observable             360,503                              -
Inputs
-------------------------------------------------------------------------------------------------------------
Level  3  -   Significant   Unobservable                -                                 -
Inputs
-------------------------------------------------------------------------------------------------------------
Total                                               $477,715                             $-
-------------------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ashport Mutual Funds


By (Signature and Title)*  /s/Jeffrey Cimbal
                           -----------------
                           Jeffrey Cimbal, Chief Financial Officer

Date April 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/David Vurgait
                           ----------------
                           David Vurgait, President

Date April 8, 2008